Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	the arbitrage funds
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000127228
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class A
Trading Symbol	ARGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$82	1.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
AssetsNet	$ 745,243,896
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

C000115401
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class C
Trading Symbol	ARBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$120	2.34%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.34%
AssetsNet	$ 745,243,896
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

C000017638
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class I
Trading Symbol	ARBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$69	1.34%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
AssetsNet	$ 745,243,896
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

C000017637
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class R
Trading Symbol	ARBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$82	1.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
AssetsNet	$ 745,243,896
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

C000127230
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class A
Trading Symbol	AGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$65	1.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
AssetsNet	$ 159,517,749
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000120978
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class I
Trading Symbol	ACFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$53	1.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 159,517,749
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000120977
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class R
Trading Symbol	ARCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$65	1.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
AssetsNet	$ 159,517,749
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
C000127229
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class A
Trading Symbol	AGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	1.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
AssetsNet	$ 56,761,174
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%

C000092485
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class I
Trading Symbol	AEDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
AssetsNet	$ 56,761,174
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%

C000092484
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class R
Trading Symbol	AEDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$87	1.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
AssetsNet	$ 56,761,174
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%